Leases - Future Minimum Lease Payments Under Non Cancellable Operating Leases (Details) $ in Millions	Dec. 31, 2024 USD ($)
Leases [Abstract]
2024	$ 0.6
2025	0.3
2026	0.3
2027	0.3
Thereafter	0.0
Total Minimum Lease Payments	1.5
Less: Imputed interest	(0.3)
Present value of operating liabilities	$ 1.2